Quarterly Condensed Consolidated Statement of Operations and Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended						3 Months Ended
	Oct. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Jul. 31, 2010	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2011 Correction Of Errors And Effect Of New Accounting Guidance Adoption
Selected Quarterly Financial Data [Line Items]
Product Warranty Accrual, Preexisting, Increase (Decrease)	$ 149	$ 104	$ 123	$ 30	$ 27	$ 25	$ 404	[1]	$ 79	[1]	$ 51	[1]
Product Warranty Accrual Adjustment related to costs incurred in prior periods	28
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance							2,207		(1,499)		(73)
Income tax expense related to reversal of previous quarter income tax benefits	233
Valuation Allowance, Deferred Tax Asset, Change in Amount							$ 2,300						$ 61

[1]	In the first quarter of 2012, we recorded significant adjustments for changes in estimates of $123 million, or $1.76 per diluted share. In the second quarter of 2012, we recorded significant adjustments for changes in estimates of $104 million, or $1.51 per diluted share. In the fourth quarter of 2012, we recorded significant adjustments for changes in estimates of $149 million, or $2.16 per diluted share. In the third quarter of 2011, we recorded significant adjustments for changes in estimates of $30 million, or $0.39 per diluted share. In the second quarter of 2011, we recorded significant adjustments for changes in estimates of $27 million, or $0.34 per diluted share. In the third quarter of 2010, we recorded significant adjustments for changes in estimates of $25 million, or $0.34 diluted share.